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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.):     [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dune Capital Management LP
Address: 623 Fifth Avenue, 30th Floor
         New York, New York 10022

Form 13F File Number:  28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joshua P. Eaton
Title:       General Counsel
Phone:       (212) 301-8303

Signature, Place, and Date of Signing:

/s/ Joshua P. Eaton             New York, New York          August 11, 2006
-------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        11
Form 13F Information Table Value Total:        $194,230
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      Form 13F INFORMATION TABLE

       COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER      TITLE OF CLASS     CUSIP     VALUE   SHRS OR PRN   SH/   PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
                                                    (x$1000)       AMT     PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
ACCO BRANDS CORP             COM        00081T108    27,375    1,250,000    SH           SOLE                1,250,000

AFFORDABLE
RESIDENTIAL CMTYS            COM        008273104     1,679      156,200    SH           SOLE                  156,200

CLEAR CHANNEL
COMMUNICATIONS               COM        184502102    15,475      500,000    SH           SOLE                  500,000

EXPRESSJET HOLDINGS INC      CL A       30218U108    17,966    2,600,000    SH           SOLE                2,600,000

GRACE W R & CO DEL NEW       COM        38388F108    37,264    3,184,931    SH           SOLE                3,184,931

LEAPFROG ENTERPRISES INC     CL A       52186N106    10,100    1,000,000    SH           SOLE                1,000,000

PHH CORP                     COM        693320202    13,770      500,000    SH           SOLE                  500,000

SEA CONTAINERS LTD           CL A       811371707     1,235      260,000    SH           SOLE                  260,000

SEARS HLDGS CORP             COM        812350106    38,825      250,000    SH           SOLE                  250,000

VIACOM INC NEW               CL B       92553P201    16,128      450,000    SH           SOLE                  450,000

WALTER INDS INC              COM        93317Q105    14,413      250,000    SH           SOLE                  250,000